IPP SOLAR PARKS, INVESTMENT PROPERTY (Details) $ in Thousands, ¥ in Millions	1 Months Ended		12 Months Ended
	Feb. 28, 2017 JPY (¥)	Feb. 28, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Total
Loss on disposal of subsidiaries			$ (41,056)	$ (4,118)	$ 4,831
Tokyo Solar Electricity KK
Total
Cash consideration received	¥ 9.3	$ 83
Loss on disposal of subsidiaries		$ (5)
IPP Solar Parks
Total
Property, plant and equipment at beginning of period			271,253	259,423
Property, plant and equipment at end of period			$ 397,405	$ 271,253	$ 259,423
IPP Solar Parks | Minimum
Total
Estimated useful lives			20 years	20 years	20 years
IPP Solar Parks | Maximum
Total
Estimated useful lives			30 years	30 years	30 years
IPP Solar Parks | COST
Total
Property, plant and equipment at beginning of period			$ 298,437	$ 300,027	$ 213,358
Additions			146,799	45,470	104,727
Acquisition of subsidiaries (Note 33)				34,158
Transfer to investment property				(104)
Reclassified as held for sale (Note 19)				(60,667)
Disposal of subsidiaries (Note 34)			(1,503)	(18,407)
Disposals			(1,979)	(3,671)
Exchange adjustment			4,066	1,631	(18,058)
Property, plant and equipment at end of period			445,820	298,437	300,027
IPP Solar Parks | DEPRECIATION AND IMPAIRMENT
Total
Property, plant and equipment at beginning of period			27,184	40,604	32,748
Provided for the year			14,272	14,208	9,229
Reclassified as held for sale (Note 19)				(25,983)
Impairment provided for the year			5,221	2,151	1,835
Disposal of subsidiaries (Note 34)			(19)	(1,560)
Disposals				(80)
Exchange adjustment			1,757	(2,156)	(3,208)
Property, plant and equipment at end of period			48,415	27,184	40,604
Permits (including related costs capitalized in the course of obtaining permits) and solar parks under development
Total
Property, plant and equipment at beginning of period			32,566	35,383
Property, plant and equipment at end of period			43,244	32,566	35,383
Permits (including related costs capitalized in the course of obtaining permits) and solar parks under development | COST
Total
Property, plant and equipment at beginning of period			36,476	37,359	61,877
Additions			36,589	42,895	104,727
Transfer to investment property				(104)
Disposal of subsidiaries (Note 34)			(669)
Disposals			(1,979)
Transfer			(17,150)	(42,330)	(126,494)
Exchange adjustment			(636)	(1,344)	(2,751)
Property, plant and equipment at end of period			52,631	36,476	37,359
Permits (including related costs capitalized in the course of obtaining permits) and solar parks under development | DEPRECIATION AND IMPAIRMENT
Total
Property, plant and equipment at beginning of period			3,910	1,976	270
Impairment provided for the year			5,120	2,151	1,706
Exchange adjustment			357	(217)
Property, plant and equipment at end of period			9,387	3,910	1,976
Completed solar parks
Total
Property, plant and equipment at beginning of period			238,687	224,040
Property, plant and equipment at end of period			354,161	238,687	224,040
Completed solar parks | COST
Total
Property, plant and equipment at beginning of period			261,961	262,668	151,481
Additions			110,210	2,575
Acquisition of subsidiaries (Note 33)				34,158
Reclassified as held for sale (Note 19)				(60,667)
Disposal of subsidiaries (Note 34)			(834)	(18,407)
Disposals				(3,671)
Transfer			17,150	42,330	126,494
Exchange adjustment			4,702	2,975	(15,307)
Property, plant and equipment at end of period			393,189	261,961	262,668
Completed solar parks | DEPRECIATION AND IMPAIRMENT
Total
Property, plant and equipment at beginning of period			23,274	38,628	32,478
Provided for the year			14,272	14,208	9,229
Reclassified as held for sale (Note 19)				(25,983)
Impairment provided for the year			101		129
Disposal of subsidiaries (Note 34)			(19)	(1,560)
Disposals				(80)
Exchange adjustment			1,400	(1,939)	(3,208)
Property, plant and equipment at end of period			$ 39,028	$ 23,274	$ 38,628